Equity-Based Compensation	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation
(5)	Equity-Based Compensation
In connection with the Business Combination, certain of TWMH’s restricted units vested and the Company granted fully vested shares to Alvarium’s employees, resulting in compensation expense of $4.2 million and $24.6 million, respectively, during the period ended March 31, 2023 (Successor). The $24.6 million consisted of $21.0 million related to the acceleration of 2.1 million earn-out
shares at closing and $3.6 million for 360,485 shares related to another transaction completed in contemplation of and for the benefit of the acquirer under Topic 805. None of these stock awards were outstanding after the Business Combination.
Upon completion of the Business Combination, the Company issued 60,800 shares of Class A Common Stock to employees of the Company to comply with the Nasdaq shareholder requirements (the “Nasdaq Awards”). The Nasdaq Awards vested in full immediately and had a fair value of $10.00 per share, resulting in compensation expense of $0.6 million for the period ending March 31, 2023 (Successor).

In connection with TMWH’s historical acquisition of Holbein Partners, LLP (“Holbein”), certain employees of Holbein are entitled to receive a combination of cash and shares of the Company based on Holbein revenues in 2023 and 2024 (the “Holbein
Earn-Ins”).
The Holbein
Earn-Ins
were measured at fair value using estimates of future revenues as of the closing date. The earn-ins
are expected to be paid in a combination of cash and the Company’s equity on the second and third anniversaries of the closing date of January 7, 2022. The Company recognized an expense of $1.0 million and $0.8 million for the earn-ins
during the three months ended March 31, 2023 (Successor) and the three months ended March 31, 2022 (Predecessor), respectively, which is included in Compensation and employee benefits in the Condensed Consolidated Statement of Operations.
Separate from the compensatory Holbein
Earn-Ins,
the Holbein acquisition consideration included contingent consideration that was measured at fair value using estimates of future revenues as of the closing date. This contingent consideration is recorded as a liability of $1.6 million as of March 31, 2023 (Successor) and $1.5 million as of December 31, 2022 (Predecessor) in the
“Earn-in
consideration payable” line of the Condensed Consolidated Statement of Financial Condition. The contingent consideration is expected to be paid in a combination of cash and the Company’s equity on the second and third anniversaries of the closing date.